Summary of Significant Accounting Policies (Policies) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Consolidation

Consolidation

The Company consolidates entities in which the Company has a majority voting interest and entities that meet the criteria for variable interest entities for which the Company is deemed to be the primary beneficiary for accounting purposes. The Company eliminates intercompany transactions and accounts in consolidation. The Company applies the equity method of accounting for an investment in an entity if it has the ability to exercise significant influence over the entity that (a) does not meet the variable interest entity criteria or (b) meets the variable interest entity criteria, but for which the Company is not deemed to be the primary beneficiary. The Company applies the cost method of accounting for an investment in an entity if it does not have the ability to exercise significant influence over the unconsolidated entity. The Company separately presents within equity on the consolidated balance sheets the ownership interests attributable to parties with non-controlling interests in the Company’s consolidated subsidiaries, and separately presents net income attributable to such parties on the consolidated statements of operations.

Cash and Cash Equivalents	Cash and cash equivalents The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Supplemental Cash Flow Information

Supplemental cash flow information

Non-cash transactions were as follows for the 2019 Successor period:

●	Purchases of property, plant, and equipment in accounts payable, accrued expenses and short-term borrowings at December 31, 2019 of $21.7 million, $3.0 million, and $29.3 million, respectively, are not included under “Capital expenditures” within the consolidated statement of cash flows.
●	Non-cash additions to capital lease obligations of $33.7 million.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $3.0 million included in Other current liabilities and $3.0 million in Other liabilities.

Non-cash transactions were as follows for the 2018 Successor period:

●	In connection the Business Combination in 2018, the Company issued ordinary shares valued at $544.4 million.
●	In connection with the Hana Loan, which is described in Note 10, Debt, the Company paid a $0.6 million origination fee using ordinary shares. Additionally, in conjunction with the Hana Loan, as described in Note 15, Equity, the Company reimbursed Hana Investments for transaction fees and expenses in the amount of $2.1 million through the issuance of ordinary shares.
●	Purchases of property, plant, and equipment in accounts payable and short-term debt at December 31, 2018 of $20.8 million and $14.7 million, respectively, are not included under “Capital expenditures” within the consolidated statement of cash flows.

Income Taxes

Income taxes

The Company applies an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are computed for differences between the financial accounting and tax basis of assets and liabilities that will result in future deductible or taxable amounts and for carryforwards, based on enacted tax laws and rates applicable to the periods in which the deductible or taxable temporary differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies a recognition and measurement threshold for evaluating tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position, based solely on the technical merits, must be more-likely-than-not to be sustained upon examination by taxing authorities. Recognized tax positions are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Subsidiaries operate in multiple tax jurisdictions in the Middle East, North Africa and Asia. The Company has provided for income taxes based on enacted tax laws and tax rates in effect in the countries where the Company operates and earns income. The income taxes in these jurisdictions vary substantially. The Company engages in transactions in which the tax consequences may be subject to uncertainty and examination by the varying taxing authorities. Significant judgment is required by the Company’s management in assessing and estimating the tax consequences of these transactions. While the Company prepares tax returns based on interpretations of tax laws and regulations, in the normal course of business the tax returns may be subject to examination by the various taxing authorities. Such examinations may result in future assessments of additional tax, interest and penalties. NESR classifies interest and penalties relating to an underpayment of income taxes within income tax expense in the Consolidated Statement of Operations. Considerable judgment is involved in determining which tax positions are more likely than not to be sustained.

Net Income Per Ordinary Share

Net income per ordinary share

Basic income per ordinary share was computed by dividing basic net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding. Diluted income per ordinary share was computed by dividing diluted net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding plus dilutive potential ordinary shares, if any. Dilutive potential ordinary shares include outstanding warrants or other contracts to issue ordinary stock and are determined by applying the treasury stock method or if-converted method, as applicable, if dilutive.

Concentration of Credit Risk

Concentration of credit risk

The Company’s assets that are exposed to concentrations of credit risk consist primarily of cash and receivables from customers. The Company places its cash with financial institutions and limits the amount of credit exposure with any one of them. The Company regularly evaluates the creditworthiness of the issuers in which it invests. The Company minimizes this credit risk by entering into transactions with high-quality counterparties, limiting the exposure to each counterparty and monitoring the financial condition of its counterparties.

Fair Value of Financial Instruments

Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, loans and borrowings, contingent consideration and an embedded derivative. Other than the embedded derivative and contingent consideration, the fair value of the Company’s financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheet, primarily due to their short-term nature.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.

●	Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount. No interest is charged on past-due balances. The Company grants credit to customers based upon an evaluation of each customer’s financial condition. The Company periodically monitors the payment history and ongoing creditworthiness of customers. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowances management considers historical losses adjusted to take into account current market conditions and the customer’s financial conditions, the amount of receivable in dispute, current receivables ageing and current payment patterns. Significant accounts receivable balances and balances that have been outstanding greater than 90 days are reviewed for collectability. Account balances, when determined to be uncollectable, are charged against the allowance.

Service Inventories

Service inventories

The Company’s service inventory consists of spare parts, chemicals and raw materials to support ongoing operations which are held for the purpose of service contracts and are measured at the lower of cost or net realizable value. The cost is based on the weighted average cost principle and includes expenditures incurred in acquiring the service inventories. Net realizable value is the estimated selling price less estimated costs of completion and selling expenses incurred in the ordinary course of business.

The Company determines reserves for service inventory based on historical usage of inventory on-hand, assumptions about future demand and market conditions and estimates about potential alternative uses, which are limited.

Property, Plant and Equipment

Property, plant and equipment

Property, plant and equipment, inclusive of equipment under capital lease, is stated at cost less accumulated depreciation. The cost of ordinary maintenance and repair is charged to operating expense, while replacement of critical components and major improvements that extend the life of the related asset are capitalized. Capital work in progress mainly represents costs incurred on drilling rigs and equipment that are in transit at the reporting date. No depreciation is charged to capital work in progress. Depreciation of property, plant and equipment is calculated using the straight-line method over the asset’s estimated useful life as follows:

Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	3 to 15 years
Furniture and fixtures	5 years
Office equipment and tools	3 to 6 years
Vehicles and cranes	5 to 8 years

Equipment held under capital leases are generally amortized on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the term of the lease.

Property, plant and equipment is reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate the carrying value of an asset or asset group may not be recoverable. Events or circumstances that may indicate include, but are not limited to, matters such as a significant decline in market value or a significant change in business climate (“triggering events”). An impairment loss is recognized when the carrying value of an asset exceeds the estimated undiscounted future cash flows from the use of the asset and its eventual disposition.

The amount of impairment loss recognized is the excess of the asset’s carrying value over its fair value. In determining the fair market value of the assets, the Company considers market trends and recent transactions involving sales of similar assets, or when not available, discounted cash flow analysis. The Company has not recorded any impairment charges of property, plant and equipment in the accompanying consolidated statement of operations for any of the periods presented.

Assets to be disposed of are reported at the lower of the carrying value or the fair value less cost to sell. Upon sale or other disposition of an asset, the Company recognizes a gain or loss on disposal measured as the difference between the net carrying value of the asset and the net proceeds received.

Leases

Leases

The Company leases certain facilities and equipment used in its operations. The Company evaluates and classifies its leases as operating or capital leases for financial reporting purposes. Assets held under capital leases are included in property, plant and equipment, net, on the consolidated balance sheets. Operating lease expense is recorded on a straight-line basis over the lease term in the consolidated statements of operation.

Goodwill

Goodwill

Goodwill is the excess cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination.

Goodwill is evaluated for impairment on an annual basis, or more frequently if circumstances require. The Company’s next annual test will occur on October 1, 2020. The Company performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount. If the Company determines, as a result of its qualitative assessment, that it is not more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, no further testing is required. If the Company determines, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, a goodwill impairment assessment is performed using a two-step, fair-value based test. Under the first step, goodwill is reviewed for impairment by comparing the carrying value of the reporting unit’s net assets (including allocated goodwill) to the fair value of the reporting unit. The fair value of the reporting units is determined using a discounted cash flow approach. Determining the fair value of a reporting unit requires judgment and the use of significant estimates and assumptions. Such estimates and assumptions include revenue growth rates, discount rates, operating margins, weighted average costs of capital, market share and future market conditions, among others. If the reporting unit’s carrying value is greater than its fair value, a second step is performed whereby the implied fair value of goodwill is estimated by allocating the fair value of the reporting unit in a hypothetical purchase price allocation analysis. If the amount of goodwill resulting from this hypothetical purchase price allocation is less than the carrying value of the reporting unit’s goodwill, the recorded carrying value of goodwill is written down to the implied fair value. The Company has not recorded any impairment charge for goodwill in the accompanying consolidated statement of operations for any of the periods presented.

Intangible Assets

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The Company’s intangible assets with finite lives consist of customer contracts, trademarks and trade names. The cost of intangible assets with finite lives is amortized over the estimated period of economic benefit on a straight line basis, ranging from eight to ten years. Asset lives are adjusted whenever there is a change in the estimated period of economic benefit. No residual value has been assigned to these intangible assets.

Intangible assets with finite lives are tested for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. These conditions may include a change in the extent or manner in which the asset is being used or a change in future operations. The Company assesses the recoverability of the carrying amount by preparing estimates of future revenue, margins and cash flows. If the sum of expected future cash flows (undiscounted) is less than the carrying amount, an impairment loss is recognized. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value. Fair value of these assets may be determined by a variety of methodologies, including discounted cash flow models.

Employee Benefits

Employee benefits

The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per employee contract. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the statement of income. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense as incurred.

Commitments and Contingencies

Commitments and contingencies

The Company accrues for costs relating to litigation claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. In circumstances where the most likely outcome of a contingency can be reasonably estimated, the Company accrues a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than others, the low end of the range is accrued. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to contingent liabilities are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous judgments with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Revenue Recognition

Revenue recognition

Effective December 31, 2019, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (“Topic 606”). The Company adopted this ASU using the modified retrospective adoption method. There was no impact on the consolidated financial statements, no cumulative effect adjustment was recognized, and no contract assets or liabilities were recorded.

The Company recognizes revenue from contracts with customers upon transfer of control of promised services to customers at an amount that reflects the consideration it expects to receive in exchange of services. We typically receive “callouts” from our customers for specific services at specific customer locations, typically initiated by the receipt of a purchase/service order or similar document from the customer. Customer callouts request that the Company provide a “suite of services” to fulfill the service order, encompassing personnel, use of Company equipment, and supplies required to perform the work. Rates for these services are defined in the Company’s contracts with customers. The term between invoicing and when the payment is due is typically 30-60 days.

Revenue is recognized for each performance obligation when the customer obtains control of the service the Company is providing. For most services, control is obtained over time as (1) the customer simultaneously receives and consumes the benefits provided by the Company’s performance as Company employees perform and (2) the Company’s performance creates or enhances an asset that the customer controls. Revenue is recorded based on daily drilling logs, recognized at the standalone selling price of the services provided as reduced proportionately for management’s estimate of volume or early pay discount where applicable.

Costs of obtaining a customer contract that are incremental and expected to be recovered are recognized as an asset. Costs are subsequently amortized over the term of the contract or less if circumstances indicate that a shorter deferral period better matches these costs with the revenue they generate.

Segment Information

Segment information

An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses and about which separate financial information is regularly evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources. Similar operating segments can be aggregated into a single operating segment if the businesses are similar. Management has determined that the Company has two operating segments and two reportable segments, which reflects the manner in which the CODM operates the Company. The Company’s CODM is its Chief Executive Officer.

Stock-Based Compensation Arrangements

Stock-based compensation arrangements

The Company provides stock-based compensation in the form of restricted stock awards to members of its Board of Directors and employees. Awards are issued pursuant to the terms of the Company’s 2018 Long Term Incentive Plan (“LTIP”) and valued at their grant date fair value. Such awards qualify as participating securities as they have the right to participate in dividends issued on the Company’s ordinary shares, if any. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to Company employees are time-based and vest ratably over a 3-year period.

Functional and Presentation Currency

Functional and presentation currency

These consolidated financial statements are presented in U.S. Dollars (“USD”), which is the functional and reporting currency of the Company. The majority of the Company’s sales are denominated in USD. Each subsidiary of NESR determines its own functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. All financial information presented in USD is rounded to the nearest thousand, unless otherwise indicated.

Transactions in foreign currencies are translated to the respective functional currency of the Company’s subsidiaries at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate as of the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated to the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not translated.

The assets and liabilities of entities whose functional currency is not the USD are translated into the USD at the exchange rate as of the reporting date. The income and expenses of such entities are translated into the USD using average exchange rates for the reporting period. Exchange differences on foreign currency translations are recorded in other comprehensive income (loss).

Derivative Financial Instruments

Derivative financial instruments

The Company evaluates all of its financial instruments, including stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as an embedded derivative. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as other income (expense).

Recent Accounting Pronouncements

Recent accounting pronouncements

As an emerging growth company, the Company has elected the option to defer the effective date for adoption of new or revised accounting guidance. This option allows the Company to adopt new guidance on the effective date for entities that are not public business entities.

Recently Issued Accounting Standards Not Yet Adopted

Recently issued accounting standards not yet adopted

The Securities and Exchange Commission permits qualifying Emerging Growth Companies (“EGC”) to defer the adoption of accounting standards updates until the time when a private company would adopt. The Company continues to qualify as an EGC as of December 31, 2019.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases,” a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates.” ASU No. 2019-10 deferred the Company’s adoption of ASU 2016-02, as amended, to fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the provisions of ASU 2016-02 and related interpretive amendments (ASU 2018-01, “Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842,” ASU 2018-10, “Codification Improvements to Topic 842, Leases,” ASU 2018-11, “Leases (Topic 842): Targeted Improvements,” ASU 2018-20, “Leases (Topic 842): Narrow-Scope Improvements for Lessors,” and ASU 2019-01, “Leases (Topic 842): Codification Improvements,” inclusive) and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” to simplify how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The ASU is effective for the Company’s annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

On August 28, 2018 the FASB issued ASU No 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820. The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

On August 28, 2018 the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”) No 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to The Disclosure Requirements for Defined Benefit Plans.” ASU No. 2018-14 amends ASC 715 to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans. The update is effective for the Company for fiscal years ending after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

On December 18, 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes,” which modifies ASC 740 to simplify the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of the FASB’s simplification initiative (i.e., the Board’s effort to reduce the complexity of accounting standards while maintaining or enhancing the helpfulness of information provided to financial statement users). The guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and at this time are not expected to have a material impact on our financial position or results of operations.